Deferred income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	€ 1,375	€ 1,334
Increase decrease in noncurrent deferred income other than noncurrent contract liabilities	41
Capital grants [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	1,372	1,317
Increase decrease in noncurrent deferred income other than noncurrent contract liabilities	55
Other deferred income [Member]
Detailed information about deferred income [Line Items]
Non-current deferred income other than non-current contract liabilities	3	€ 17
Increase decrease in noncurrent deferred income other than noncurrent contract liabilities	€ (14)